Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

VictoryShares Nasdaq Next 50 ETF

VictoryShares WestEnd U.S. Sector ETF

Supplement dated July 3, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

The following replaces the paragraph under subsection Timing of Submission of Purchase Orders – Non- International Funds on page 37.

All orders to purchase shares directly from any Fund (other than an International Fund) directly from a Fund must be placed for one or more Creation Units and in the manner and by 4:00 p.m. Eastern time or such earlier time that the Exchange or bond market closes (the “Cut-off Time”) in order to receive the NAV calculated on the Transmittal Date. The “Transmittal Date” is the date on which such an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below). All orders placed between 8:00 a.m. and 9:00 a.m. Eastern time are eligible to receive same day settlement (or “T+0”).

The following replaces the paragraph under subsection Intermediary Deadlines on page 37.

Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”).

The following replaces the second and fourth paragraphs under subsection Issuance of a Creation Unit on pages 38-39.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units generally will occur no later than T+1.

With respect to orders involving foreign Deposit Securities, when a local sub-custodian has confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to a Fund’s account with the sub- custodian, the Fund will issue and deliver the Creation Unit. As stated above, Creation Units are generally delivered on T+1. However, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The following replaces the paragraph under subsection Timing of Submission of Redemption Requests – International Funds on page 40.

All orders to redeem shares directly from an International Fund that invests a significant amount of its assets in foreign securities directly from the Funds on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:00 p.m. Eastern time and 5:00 p.m. Eastern time on the prior Business Day in order to receive the NAV calculated on the Transmittal Date. The Transmittal Date is the Business Day following the day on which such an order is submitted to redeem Creation Units.

The following replaces the second and fourth paragraphs under subsection Delivery of Redemption Basket on page 41.

The Redemption Basket generally will be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below; however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to a Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US Value Momentum ETF

VictoryShares US Small Mid Cap Value Momentum ETF

VictoryShares International Value Momentum ETF

VictoryShares Emerging Markets Value Momentum ETF

VictoryShares Short-Term Bond ETF

VictoryShares Core Intermediate Bond ETF

VictoryShares Free Cash Flow ETF

VictoryShares Small Cap Free Cash Flow ETF

Supplement dated July 3, 2024,

to the Statement of Additional Information

dated November 1, 2023, as amended and restated December 15, 2023, as supplemented (“SAI”)

The following replaces the paragraph under subsection Timing of Submission of Purchase Orders – Non- International Funds on page 34.

All orders to purchase shares directly from any Fund (other than an International Fund) directly from a Fund must be placed for one or more Creation Units and in the manner and by 4:00 p.m. Eastern time (2:00 p.m. Eastern time for the purchase of the Bond Funds) or such earlier time that the Exchange or bond market closes (the “Cut-off Time”) in order to receive the NAV calculated on the Transmittal Date. The “Transmittal Date” is the date on which such an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below). All orders placed between 8:00 a.m. and 9:00 a.m. Eastern time are eligible to receive same day settlement (or “T+0”).

The following replaces the paragraph under subsection Intermediary Deadlines on page 34.

Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”).

The following replaces the second and fourth paragraphs under subsection Issuance of a Creation Unit on page 35.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units generally will occur no later than T+1.

With respect to orders involving foreign Deposit Securities, when a local sub-custodian has confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to a Fund’s account with the sub- custodian, the Fund will issue and deliver the Creation Unit. As stated above, Creation Units are generally delivered on T+1. However, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The following replaces the paragraph under subsection Timing of Submission of Redemption Requests – International Funds on page 37.

All orders to redeem shares directly from an International Fund that invests a significant amount of its assets in foreign securities directly from the Funds on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:00 p.m. Eastern time and 5:00 p.m. Eastern time on the prior Business Day in order to receive the NAV calculated on the Transmittal Date. The Transmittal Date is the Business Day following the day on which such an order is submitted to redeem Creation Units.

The following replaces the second and fourth paragraphs under subsection Delivery of Redemption Basket on page 38.

The Redemption Basket generally will be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below; however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to a Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares THB Mid Cap ETF

VictoryShares Core Plus Intermediate Bond ETF

VictoryShares Corporate Bond ETF

Supplement dated July 3, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

The following replaces the paragraph under subsection Timing of Submission of Purchase Orders on page 30.

All orders to purchase shares directly from any Fund (other than an International Fund) directly from a Fund must be placed for one or more Creation Units and in the manner and by 4:00 p.m. Eastern time (2:00 p.m. Eastern time for the purchase of the Bond Funds) or such earlier time that the Exchange or bond market closes (the “Cut-off Time”) in order to receive the NAV calculated on the Transmittal Date. The “Transmittal Date” is the date on which such an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below). All orders placed between 8:00 a.m. and 9:00 a.m. Eastern time are eligible to receive same day settlement (or “T+0”).

The following replaces the paragraph under subsection Intermediary Deadlines on page 30.

Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”).

The following replaces the second and fourth paragraphs under subsection Issuance of a Creation Unit on page 31.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units generally will occur no later than T+1.

With respect to orders involving foreign Deposit Securities, when a local sub-custodian has confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to a Fund’s account with the sub- custodian, the Fund will issue and deliver the Creation Unit. As stated above, Creation Units are generally delivered on T+1. However, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The following replaces the second and fourth paragraphs under subsection Delivery of Redemption Basket on page 34.

The Redemption Basket generally will be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below; however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to a Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.